Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,351,262	$ 7,395,514
Less: accumulated depreciation	3,687,336	4,570,455
Property, plant and equipment, net	1,663,926	2,825,059
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	81,138	84,636
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	150,292	298,738
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	543,975	543,975
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,336,764	6,229,072
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 239,093	$ 239,093